Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 130	$ 238	$ 400	$ 368
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(4)	(4)	(6)	19
Net change in unrealized gains and (losses) on available-for-sale debt securities	2	0	6	0
Net change of the effective portion of designated cash flow hedges	0	(14)	1	2
Total comprehensive income (loss)	$ 128	$ 220	$ 401	$ 389